Capital Stock (Details Narrative) - USD ($)								1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
		May 16, 2023	Oct. 20, 2022	Apr. 28, 2022	Mar. 14, 2022	Feb. 22, 2022	Feb. 17, 2022	Jul. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 19, 2023
Class of Stock [Line Items]
Common stock, shares authorized										3,000,000,000		3,000,000,000
Common stock, par value										$ 0.001		$ 0.001
Stock repurchase program amount													$ 2,000,000
Aggregate net proceeds										$ 1,156	$ 0
Common stock, shares outstanding										25,678,290		22,585,632
Dividends										$ 0
Stock Issued For Warrant Exercises [Member]
Class of Stock [Line Items]
Number of shares issued, shares									10,789,867			10,789,867
Warrants Exercised [Member]
Class of Stock [Line Items]
Aggregate net proceeds									$ 13,194,335			$ 13,194,335
Nora Pharma Inc [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares			3,700,000
Stock issued for acquisition, value			$ 4,514,000
Private Placement [Member]
Class of Stock [Line Items]
Net proceeds issuance of private placement				$ 16,752,915	$ 6,781,199
Single Healthcare Focused Institutional Investor [Member]
Class of Stock [Line Items]
[custom:GrossProceedsFromIssuanceOfPrivatePlacement]		$ 5,000,000
Proceeds from Issuance of Private Placement		$ 4,089,218
Tradeable Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares										4,102,200
Exercise price of warrants	[1],[2]									$ 2.22
Common Stock Member And Investor Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares					2,301,353
Common Stock Member And April Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares				2,472,820
Common Stock [Member]
Class of Stock [Line Items]
Payment for stock repurchased										$ 506,822
May Pre Funded Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares										3,502,381
Exercise price of warrants										$ 0.001
May Pre Funded Warrants [Member] | Single Healthcare Focused Institutional Investor [Member]
Class of Stock [Line Items]
Stock issued new, shares		3,502,381								1,156,381
Proceeds from Issuance of Private Placement										$ 1,156
Common Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares										2,450,000
Stock repurchased, shares								68,012		445,711
Payment for stock repurchased								$ 34,321
Common stock, shares outstanding										25,678,290		22,585,632
Common Stock [Member] | Single Healthcare Focused Institutional Investor [Member]
Class of Stock [Line Items]
Stock issued new, shares		2,450,000
Public Offering [Member]
Class of Stock [Line Items]
Net proceeds issuance of private placement							$ 6,833,071
Public Offering [Member] | Tradeable Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares							4,102,200
Exercise price of warrants						$ 0.11
Public Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares							1,882,353
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										1,000,000		1,000,000
Preferred stock, par value										$ 0.10		$ 0.10
Preferred stock, shares issued										10,000		10,000
Number of shares redeemed						990,000
Director [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										30,000,000
Preferred stock, par value										$ 0.10
Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												10,000

[1]	On October 12, 2023, the Company held a special meeting of the holders of its outstanding Tradeable Warrants in which a majority of the holders approved an amendment to the Warrant Agent Agreement to reduce the exercise price of the Tradeable Warrants to $0.11 per warrant. The amendment was executed on October 18, 2023.
[2]	The Tradeable Warrants had an initial exercise price of $4.25, subject to adjustment. Upon the closing of the Company's private placement on March 14, 2022, the exercise price of the Tradeable Warrants was reduced to $2.22, in accordance with the terms thereof.